Audit and Other Services - Summary of Audit and Other Services (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Audit fees:
Fees payable to the Company's auditor and its associates for the audit of the Santander UK group's annual accounts	£ 8.5	£ 7.7	£ 7.8
- Audit of the Santander UK group's subsidiaries	1.9	1.6	1.4
Total audit fees	10.4	9.3	9.2
Non-audit fees:
Audit-related assurance services	1.7	2.2	1.6
Other assurance services	0.4	0.1	0.1
Other non-audit services	0.2	1.0	0.4
Total non-audit fees	£ 2.3	£ 3.3	£ 2.1